Derivative Financial Instruments - Summary of Nominal Value in Hedging Instruments (Detail) number in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about hedged items [line items]
Notional value of hedging instruments	73,579	90,898
GBP LIBOR
Disclosure of detailed information about hedged items [line items]
Notional value of hedging instruments	62,421	76,640
USD LIBOR
Disclosure of detailed information about hedged items [line items]
Notional value of hedging instruments	10,369	13,071
Other
Disclosure of detailed information about hedged items [line items]
Notional value of hedging instruments	789	1,187
Maturing after transition date
Disclosure of detailed information about hedged items [line items]
Notional value of hedging instruments	27,961	33,509
Maturing after transition date | GBP LIBOR
Disclosure of detailed information about hedged items [line items]
Notional value of hedging instruments	23,998	28,228
Maturing after transition date | USD LIBOR
Disclosure of detailed information about hedged items [line items]
Notional value of hedging instruments	3,241	4,541
Maturing after transition date | Other
Disclosure of detailed information about hedged items [line items]
Notional value of hedging instruments	722	740
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Notional value of hedging instruments	25,784	31,397
Cash flow hedges | GBP LIBOR
Disclosure of detailed information about hedged items [line items]
Notional value of hedging instruments	19,948	23,396
Cash flow hedges | USD LIBOR
Disclosure of detailed information about hedged items [line items]
Notional value of hedging instruments	5,836	8,001
Cash flow hedges | Other
Disclosure of detailed information about hedged items [line items]
Notional value of hedging instruments	0	0
Cash flow hedges | Maturing after transition date
Disclosure of detailed information about hedged items [line items]
Notional value of hedging instruments	13,835	14,417
Cash flow hedges | Maturing after transition date | GBP LIBOR
Disclosure of detailed information about hedged items [line items]
Notional value of hedging instruments	11,007	11,773
Cash flow hedges | Maturing after transition date | USD LIBOR
Disclosure of detailed information about hedged items [line items]
Notional value of hedging instruments	2,828	2,644
Cash flow hedges | Maturing after transition date | Other
Disclosure of detailed information about hedged items [line items]
Notional value of hedging instruments	0	0
Fair value hedges
Disclosure of detailed information about hedged items [line items]
Notional value of hedging instruments	47,795	59,501
Fair value hedges | GBP LIBOR
Disclosure of detailed information about hedged items [line items]
Notional value of hedging instruments	42,473	53,244
Fair value hedges | USD LIBOR
Disclosure of detailed information about hedged items [line items]
Notional value of hedging instruments	4,533	5,070
Fair value hedges | Other
Disclosure of detailed information about hedged items [line items]
Notional value of hedging instruments	789	1,187
Fair value hedges | Maturing after transition date
Disclosure of detailed information about hedged items [line items]
Notional value of hedging instruments	14,126	19,092
Fair value hedges | Maturing after transition date | GBP LIBOR
Disclosure of detailed information about hedged items [line items]
Notional value of hedging instruments	12,991	16,455
Fair value hedges | Maturing after transition date | USD LIBOR
Disclosure of detailed information about hedged items [line items]
Notional value of hedging instruments	413	1,897
Fair value hedges | Maturing after transition date | Other
Disclosure of detailed information about hedged items [line items]
Notional value of hedging instruments	722	740